Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment(3) based on:
Year	Summary Compensation Table (“SCT”) Total for CEO $	Compensation Actually Paid to CEO(1) $	Average SCT Total Compensation for Non-CEO NEOs $	Average Compensation Actually Paid to Non-CEO NEOs(2) $	TSR For OBK $	TSR For Peer Group $	Net Income $	ROAA %
2023	1,722,491	1,107,614	976,775	799,804	99.86	108.99	83,800,000	0.84
2022	10,218,272	10,110,197	1,168,452	1,084,150	101.09	111.12	87,715,000	1.01
2021	2,079,384	5,251,965	780,066	850,215	116.60	121.03	108,546,000	1.45
2020	1,563,690	(167,745)	695,203	674,913	74.53	89.64	36,357,000	0.56

Named Executive Officers, Footnote [Text Block]		Drake Mills served as CEO & President of Origin Bancorp, Inc. for each of the years presented in the table.
Peer Group Issuers, Footnote [Text Block]		Cumulative TSR assumes an initial investment of $100 at the market close on December 31, 2019, in OBK common stock and in the common stock of companies within our peer group. TSR for OBK stock was (25.47)% in 2020, 56.45% in 2021, (13.30)% in 2022 and (1.22)% in 2023, for a cumulative four-year TSR of (0.14)%. A $100 investment in OBK stock on December 31, 2019, would be valued at $99.86 at December 31, 2023, which slightly underperformed our peers as measured by the Nasdaq OMX ABA Community Bank. The peer group used for this purpose is the Nasdaq OMX ABA Community Bank.
PEO Total Compensation Amount		$ 1,722,491	$ 10,218,272	$ 2,079,384	$ 1,563,690
PEO Actually Paid Compensation Amount		1,107,614	10,110,197	5,251,965	(167,745)
Non-PEO NEO Average Total Compensation Amount		976,775	1,168,452	780,066	695,203
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	$ 799,804	1,084,150	850,215	674,913
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]		The NEOs for each of the years presented in the table were as follows: for 2023, William Wallace, IV, M. Lance Hall, Derek McGee and Preston Moore; for 2022, William Wallace, IV, M. Lance Hall, Stephen Brolly, Derek McGee and Preston Moore; for 2021, Stephen Brolly, M. Lance Hall, Jim Crotwell and Preston Moore; for 2020, Stephen Brolly, M. Lance Hall, Cary Davis and Preston Moore;
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

			Value of Initial Fixed $100 Investment based on:
Year	Compensation Actually Paid to CEO $	Average Compensation Actually Paid to Non-CEO NEOs $	TSR For OBK $	TSR For Peer Group $
2023	1,107,614	799,804	99.86	108.99
2022	10,110,197	1,084,150	101.09	111.12
2021	5,251,965	850,215	116.60	121.03
2020	(167,745)	674,913	74.53	89.64

Compensation Actually Paid vs. Net Income [Text Block]

The graph below describes the relationship between compensation actually paid to our CEO and to our Non-CEO NEOs (as calculated above) and our Net Income for the indicated years.

Year	Compensation Actually Paid to CEO $	Average Compensation Actually Paid to the Non-CEO NEOs $	Net Income $
2023	1,107,614	799,804	83,800,000
2022	10,110,197	1,084,150	87,715,000
2021	5,251,965	850,215	108,546,000
2020	(167,745)	674,913	36,357,000

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The graph below describes the relationship between compensation actually paid to our CEO and to our non-CEO NEOs (as calculated above) and our ROAA for the indicated years.

Year	Compensation Actually Paid to CEO $	Average Compensation Actually Paid to the Non-CEO NEOs $	ROAA %
2023	1,107,614	799,804	0.84
2022	10,110,197	1,084,150	1.01
2021	5,251,965	850,215	1.45
2020	(167,745)	674,913	0.56

Tabular List [Table Text Block]		Most Important Measures to Determine 2023 Compensation Actually Paid ROAA ROAE Nonperforming asset ratio, as defined in the STIP Net charge-off ratio, as defined in the STIP
Total Shareholder Return Amount		$ 99.86	101.09	116.60	74.53
Peer Group Total Shareholder Return Amount	[2]	108.99	111.12	121.03	89.64
Net Income (Loss) Attributable to Parent		$ 83,800,000	$ 87,715,000	$ 108,546,000	$ 36,357,000
Company Selected Measure Amount		0.0084	0.0101	0.0145	0.0056
PEO Name		Drake Mills
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		ROAA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		ROAE
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Nonperforming asset ratio, as defined in the STIP
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Net charge-off ratio, as defined in the STIP
PEO [Member] | Change In The Actuarial Present Values Reported Under Column Change In Pension Value And Nonqualified Deferred Compensation Earnings Of S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (126,437)	$ (122,705)	$ (119,082)
PEO [Member] | Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		173,663	197,558	191,728	186,065
PEO [Member] | Stock Awards Reported In S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(417,884)	(8,642,860)	(500,031)
PEO [Member] | Fair Value At Fiscal Year End Of Unvested Stock Awards Granted During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	187,489	8,533,441	531,221
PEO [Member] | Change In Fair Value At Fiscal Year End Of Unvested Stock Awards Granted In Any Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	(526,929)	(85,469)	166,302	(165,803)
PEO [Member] | Change In Fair Value At Vesting Date Of Stock Awards Granted In Any Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(49,438)	4,175	101,912	(67,338)
PEO [Member] | Change In Fair Value At Fiscal Year End Of Unexercised Stock Options Granted In Any Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]				(1,568,350)
PEO [Member] | Change In Fair Value At Exercising Date Of Stock Options Granted In Any Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				2,798,556
PEO [Member] | Dividends Paid On Stock Awards Not Included In Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		18,222	11,517	5,598	3,073
Non-PEO NEO [Member] | Change In The Actuarial Present Values Reported Under Column Change In Pension Value And Nonqualified Deferred Compensation Earnings Of S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(37,634)	(19,736)	(27,833)
Non-PEO NEO [Member] | Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		11,127	35,192	42,405	58,172
Non-PEO NEO [Member] | Stock Awards Reported In S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(229,337)	(387,956)	(93,768)
Non-PEO NEO [Member] | Fair Value At Fiscal Year End Of Unvested Stock Awards Granted During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	102,895	313,110	99,617
Non-PEO NEO [Member] | Change In Fair Value At Fiscal Year End Of Unvested Stock Awards Granted In Any Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	(59,002)	(8,589)	24,213	(23,914)
Non-PEO NEO [Member] | Change In Fair Value At Vesting Date Of Stock Awards Granted In Any Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,386)	413	16,603	(27,905)
Non-PEO NEO [Member] | Dividends Paid On Stock Awards Not Included In Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 2,732	$ 1,162	$ 815	$ 1,190

[1]	The NEOs for each of the years presented in the table were as follows: for 2023, William Wallace, IV, M. Lance Hall, Derek McGee and Preston Moore; for 2022, William Wallace, IV, M. Lance Hall, Stephen Brolly, Derek McGee and Preston Moore; for 2021, Stephen Brolly, M. Lance Hall, Jim Crotwell and Preston Moore; for 2020, Stephen Brolly, M. Lance Hall, Cary Davis and Preston Moore;
[2]	Cumulative TSR assumes an initial investment of $100 at the market close on December 31, 2019, in OBK common stock and in the common stock of companies within our peer group. TSR for OBK stock was (25.47)% in 2020, 56.45% in 2021, (13.30)% in 2022 and (1.22)% in 2023, for a cumulative four-year TSR of (0.14)%. A $100 investment in OBK stock on December 31, 2019, would be valued at $99.86 at December 31, 2023, which slightly underperformed our peers as measured by the Nasdaq OMX ABA Community Bank. The peer group used for this purpose is the Nasdaq OMX ABA Community Bank.
[3]	We measure the fair value of the RSUs and RSAs at each fiscal year end by multiplying the closing market price of our common stock on the last trading day of the year by the number of shares or units that have not vested. We measure the fair value of the PSUs awarded under the LTIP, which are subject to performance conditions as dictated by the award agreements, based on actual performance at fiscal year end. We measure the fair value of the 129,735 CEO One-Time PSU Award granted on December 13, 2022, using a Monte-Carlo Simulation valuation performed at each fiscal year end.
[4]	We remeasure the fair value of the RSUs and RSAs at each fiscal year end by multiplying the closing market price of our common stock on the last trading day of the year by the number of shares or units that have not vested minus the prior fiscal year end fair value of identical awards. We remeasure the fair value of the PSUs awarded, but not yet vested, under the LTIP based on actual performance attained at each fiscal year end minus the fair value of identical awards at the prior fiscal year end. At December 31, 2023, the average threshold performance goal was not met for either the ROAA or ROAE performance group goals, therefore, the actual payout percentage is 0% for PSUs granted on February 18, 2022 and February 17, 2023. At December 31, 2022, the fair value of the PSU’s granted on February 18, 2022, were zero for the ROAA performance group goals and 89.4% of target for the ROAE performance group goals. We remeasured the fair value of the 129,735 CEO One-Time PSU Award granted on December 13, 2022, using a Monte-Carlo Simulation valuation performed at each fiscal year end. The fair value of the CEO One-Time PSU award at December 31, 2023, was $3,207,049, based on the expected payout resulting from the company’s actual performance and the closing price of company common stock, with the following assumptions: a risk-free interest rate of 3.9%, an expected term of 6 years, and expected volatility of 36.8%. The fair value of the CEO One-Time PSU award at December 31, 2022, was $3,441,610, with the following assumptions: a risk-free interest rate of 3.5%, an expected term of 7 years, and expected volatility of 33%.
[5]	The fair value of the stock options was determined using the Black-Scholes model. The assumptions used in calculating the fair value of the stock options were shown below:
[6]	We measure the fair value of the RSUs and RSAs at each fiscal year end by multiplying the closing market price of our common stock on the last trading day of the year by the number of shares or units that have not vested. We measure the fair value of the PSUs awarded under the LTIP, which are subject to performance conditions as dictated by the award agreements, based on actual performance at fiscal year end.
[7]	We remeasure the fair value of the RSUs and RSAs at each fiscal year end by multiplying the closing market price of our common stock on the last trading day of the year by the number of shares or units that have not vested minus the prior fiscal year end fair value of identical awards. We remeasure the fair value of the PSUs awarded, but not yet vested, under the LTIP based on actual performance attained at each fiscal year end minus the fair value of identical awards at the prior fiscal year end. At December 31, 2023, the average threshold performance goal was not met for either the ROAA or ROAE performance group goals, therefore, the actual payout percentage is 0% for PSUs granted on February 18, 2022 and February 17, 2023. At December 31, 2022, the fair value of the PSU’s granted on February 18, 2022, were zero for the ROAA performance group goals and 89.4% of target for the ROAE performance group goals.